Summary of Significant Accounting Policies - Schedule of Non-controlling Interest Share of Gains (Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Non-controlling interest share of gains (losses)		$ (637)	$ (200)
TR Capital [Member]
Non-controlling interest share of gains (losses)
HCIC [Member]
Non-controlling interest share of gains (losses)	[1]	7	6
F-1 [Member]
Non-controlling interest share of gains (losses)	[2]
F-2 [Member]
Non-controlling interest share of gains (losses)	[2]
DFP [Member]
Non-controlling interest share of gains (losses)	[2]
GrowCo [Member]
Non-controlling interest share of gains (losses)		(644)	(206)
GrowCo Partners 1, LLC [Member]
Non-controlling interest share of gains (losses)
GCP Super Units, LLC [Member]
Non-controlling interest share of gains (losses)
TR Cap 20150630 Distribution, LLC [Member]
Non-controlling interest share of gains (losses)
TR Cap 20150930 Distribution, LLC [Member]
Non-controlling interest share of gains (losses)
TR Cap 20151231 Distribution, LLC [Member]
Non-controlling interest share of gains (losses)
Water Redevelopment Company[Member]
Non-controlling interest share of gains (losses)

[1]	The Company owns 95% of HCIC.
[2]	The terms of the preferred shares in each subsidiary allows for a participatory additional preferred share dividend of 25% of the profits derived from the assets held by the subsidiary. This participatory dividend, if any, will be recorded as a non-controlling share of the income.